Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from HKD and SGD into USD has been made at the following exchange rates:

	June 30,
	2025	2024	2023
Year-end $: HK$ exchange rate	7.8000	7.8000	7.8000
Year average $: HK$ exchange rate	7.8000	7.8000	7.8000
Year-end $: S$ exchange rate	1.2725	1.3559	1.3561
Year average $: S$ exchange rate	1.3254	1.3482	1.3641

Schedule of Estimated Useful Lives	The estimated useful lives of the plan and equipment are as follows:

Furniture and fixtures	5 years
Computer	5 years
Office equipment	5 years
Motor vehicle	5 years
Leasehold improvement	Over the lease terms

Schedule of Revenue and Cost of Revenue

The details of revenue and cost of revenue of the Group is as follows:

	For the year ended June 30,
	2025	2024	2023
Revenue	4,852,182	4,311,653	3,665,445
Revenue – related parties	36,642	56,856	38,293
Cost of Revenue	(2,455,597)	(2,034,959)	(1,767,331)
Cost of Revenue – related parties	(293,485)	(216,729)	(202,491)
Gross Profit	$2,139,742	$2,116,821	$1,733,916
Gross Profit Margin	43.8%	48.5%	46.8%

Schedule of Disaggregation of Revenue

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the year ended June 30,
	2025	2024	2023
	US$	US$	US$
Corporate secretarial services	2,923,125	2,620,408	2,153,679
Corporate secretarial services – related party	36,559	56,856	37,742
Accounting services	981,782	969,316	784,744
Accounting services – related party	83	—	551
IP registration services	947,275	721,929	727,022
Total	4,888,824	4,368,509	3,703,738

In accordance with ASC 606, we recognize revenue when control of the promised services is transferred to our customers. The disaggregaton of revenue by timing of transfer is as follows:

	For the year ended June 30,
	2025	2024	2023
	US$	US$	US$
Revenue recognized over time:
– Corporate secretarial services – continuous services	1,493,641	1,438,011	1,334,853
Revenue recognized at a point in time:
– Corporate secretarial services – one-off services	1,466,043	1,239,253	856,568
– Accounting services	981,865	969,316	785,295
– IP registration services	947,275	721,929	727,022
Total	4,888,824	4,368,509	3,703,738